Annual Total Returns - FidelityValueDiscoveryFund-KPRO - FidelityValueDiscoveryFund-KPRO - Fidelity Value Discovery Fund - Fidelity Value Discovery Fund - Class K	Sep. 28, 2024
Bar Chart Table:
Annual Return 2014	14.92%
Annual Return 2015	(2.84%)
Annual Return 2016	13.41%
Annual Return 2017	14.29%
Annual Return 2018	(9.21%)
Annual Return 2019	24.22%
Annual Return 2020	7.86%
Annual Return 2021	25.01%
Annual Return 2022	(3.72%)
Annual Return 2023	5.41%